Contract Assets, Net - (Tables)	12 Months Ended
Dec. 31, 2024
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Schedule of Contract With Customer Asset Net Current

	As of December 31,
	2023	2024
	RMB	RMB	US$
Contract assets	81,538	75,711	10,372
Allowance for credit losses	(58,790)	(61,856)	(8,474)

	22,748	13,855	1,898

Schedule of provision for contract assets and allowance for credit losses
The movements in the provision for contract assets and allowance for credit losses were as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	14,478	35,770	58,790	8,054
Provisions	21,292	23,020	3,066	420

Balance at the end of the year	35,770	58,790	61,856	8,474